Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [Abstract]
Schedule of Property, Plant and Equipment

	Vessels US$’000	Dry docking and scrubbers US$’000	Right-of- use assets – Vessels US$’000	Others US$’000	Total US$’000
Cost
At 1 January 2024	3,573,265	143,375	199,582	1,495	3,917,717
Additions (Note 9(a))	12,514	36,230	23,411	83	72,238
Disposal of vessels (Note 9(a))	(75,400)	(3,555)	(1,280)	—	(80,235)
Write off on completion of dry docking cycle	—	(19,206)	—	—	(19,206)
At 31 December 2024	3,510,379	156,844	221,713	1,578	3,890,514
Accumulated depreciation and impairment charges
At 1 January 2024	899,327	75,216	165,021	531	1,140,095
Depreciation charge	139,048	35,635	39,311	314	214,308
Disposal of vessels (Note 9(a))	(49,219)	(1,746)	(1,280)	—	(52,245)
Write off on completion of dry docking cycle	—	(19,206)	—	—	(19,206)
At 31 December 2024	989,156	89,899	203,052	845	1,282,952
Net book value
At 31 December 2024	2,521,223	66,945	18,661	733	2,607,562
Cost
At 1 January 2023	3,698,658	138,001	187,730	1,369	4,025,758
Additions (Note 9 (a))	158,435	25,831	11,852	126	196,244
Disposal of vessels (Note 9(a))	(283,828)	(12,517)	—	—	(296,345)
Write off on completion of dry docking cycle	—	(7,940)	—	—	(7,940)
At 31 December 2023	3,573,265	143,375	199,582	1,495	3,917,717
Accumulated depreciation and impairment charges
At 1 January 2023	970,339	58,791	119,826	239	1,149,195
Depreciation charge	135,469	28,771	45,195	292	209,727
Disposal of vessels (Note 9(a))	(206,481)	(4,406)	—	—	(210,887)
Write off on completion of dry docking cycle	—	(7,940)	—	—	(7,940)
At 31 December 2023	899,327	75,216	165,021	531	1,140,095
Net book value
At 31 December 2023	2,673,938	68,159	34,561	964	2,777,622